Organization, Business Operations and Significant Accounting Policies (Details) (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2013
Organization Business Operations And Significant Accounting Policies Policies
Additional paid-in capital	$ 566,072		$ 566,072	$ 566,072
Increase debt discount	9,942	556,130	9,942
Increase debt discount other	19,062		25,062
Retained earning	556,130	547,010	556,130	556,130
Increase in derivative liability		566,072	566,072
Loss on derivative liability			$ 541,010